    Supplement dated January 13, 2010, to the Wells Fargo Advantage Funds(R)
      prospectuses below, dated on or after February 1, 2009, as previously supplemented, as the case may be.

                     WELLS FARGO ADVANTAGE ALLOCATION FUNDS
                     --------------------------------------

                           Aggressive Allocation Fund
                              Asset Allocation Fund

                   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                   ------------------------------------------

                               Equity Income Fund
                               Growth Equity Fund
                           Large Cap Appreciation Fund
                            Large Company Growth Fund

                       WELLS FARGO ADVANTAGE INCOME FUNDS
                       ----------------------------------

                              Diversified Bond Fund
                               Stable Income Fund
                              Strategic Income Fund

                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                 -----------------------------------------------

                          Emerging Markets Equity Fund
                             International Core Fund
                            International Equity Fund

                   WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                   -------------------------------------------

                             Large Company Core Fund
                                 U.S. Value Fund

                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
                    ----------------------------------------

                           Overland Express Sweep Fund

               WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
               ---------------------------------------------------

                            Mid Cap Disciplined Fund
                           Small Cap Disciplined Fund

                      WELLS FARGO ADVANTAGE SPECIALTY FUNDS
                      -------------------------------------
                       Specialized Financial Services Fund

I. REORGANIZATIONS AND MEETING OF SHAREHOLDERS

     The Wells Fargo Funds Trust Board of Trustees (the "Board") has unanimously approved the reorganizations of the specified funds ("Target Funds") listed in the table below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") also listed in the table. The reorganizations were proposed by Wells Fargo Funds Management, LLC, investment adviser to the Wells Fargo Advantage Funds.

                                                                          PORTFOLIO MANAGEMENT TEAM OF
           TARGET FUND                       ACQUIRING FUND                      ACQUIRING FUND
---------------------------------  ---------------------------------  ------------------------------------
Wells Fargo Advantage Equity       Wells Fargo Advantage Disciplined  Bill Zieff, Wells Capital Management
Income Fund                        Value Fund*

Wells Fargo Advantage U.S.         Wells Fargo Advantage Disciplined  Bill Zieff, Wells Capital Management
Value Fund                         Value Fund*

Wells Fargo Advantage              Wells Fargo Advantage Emerging     Jerry Zhang, Wells Capital Management
Emerging Markets Equity Fund       Markets Equity Fund*

Wells Fargo Advantage Large        Wells Fargo Advantage Large Cap    Jeff Moser, Golden Capital Management
Company Core Fund                  Core Fund*

Wells Fargo Advantage Large        Wells Fargo Advantage Premier      Aziz Hamzaogullari, Wells Capital
Company Growth Fund                Large Company Growth Fund*         Management

Wells Fargo Advantage Specialized  Wells Fargo Advantage Classic      Walter McCormick, Gary Mishuris, Wells
Financial Services Fund            Value Fund*                        Capital Management

Wells Fargo Advantage Aggressive   Wells Fargo Advantage Growth       Multiple Sub-advisers
Allocation Fund                    Balanced Fund

Wells Fargo Advantage Diversified  Wells Fargo Advantage Total        Troy Ludgood, Thomas O'Connor, Wells
Bond Fund                          Return Bond Fund                   Capital Management

Wells Fargo Advantage Growth       Wells Fargo Advantage Diversified  Multiple Sub-advisers
Equity Fund                        Equity Fund

Wells Fargo Advantage Large Cap    Wells Fargo Advantage Capital      Tom Pence, Michael Harris, Wells
Appreciation Fund                  Growth Fund                        Capital Management

Wells Fargo Advantage Stable       Wells Fargo Advantage Ultra        Jay Mueller, D. James Newton II,
Income Fund                        Short-Term Income Fund             Tom Price, Wells Capital Management

Wells Fargo Advantage Strategic    Wells Fargo Advantage High Income  Tom Price, Kevin Maas, Michael
Income Fund                        Fund                               Schueller, Wells Capital Management

* This Fund will be newly created in order to receive the assets of the Target Fund upon completion of the reorganization.

     Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Target Funds at special meetings of the shareholders expected to be held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Acquiring Fund will receive all of the assets and assume all of the liabilities of the Target Fund, and Target Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Target Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes. Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

     Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Wells Fargo Fund shareholders (with the exception of the Specialized Financial Services Fund) may continue to purchase, redeem and exchange their shares subject to the limitations described in the fund prospectuses. Effective January 29, 2010, the Specialized Financial

Services Fund will be closed to new investors, although existing shareholders may continue to add to their investment in the Fund.

     No shareholder action is necessary at this time. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Target Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in April. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered.

II. REORGANIZATION NOT REQUIRING SHAREHOLDER APPROVAL

     The Board unanimously approved the reorganization shown in the table below. Shareholder approval of this reorganization is not required under applicable SEC rules and will not be sought.

                                                                          PORTFOLIO MANAGEMENT TEAM OF
           TARGET FUND                       ACQUIRING FUND                      SURVIVING FUND
---------------------------------  ---------------------------------  ------------------------------------
Wells Fargo Advantage Overland     Wells Fargo Advantage Money        David Sylvester, Wells Capital
Express Sweep Fund                 Market Fund                        Management

     In its approval of this reorganization, the Board considered many factors, including that the Target Fund and its corresponding Acquiring Fund have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognize gain or loss for federal income tax purposes as a result of this Reorganization.

     This reorganization will be effected through a transaction structure substantially identical to the transaction structure of the reorganizations described under "Reorganizations and Meeting of Shareholders."

III. FUND NAME CHANGES

     The Board also unanimously approved Fund name changes for certain existing Wells Fargo Advantage Funds, as shown in the table below. Shareholder approval is not required for these changes.

           FUNDS                    FUND NAME CHANGE
--------------------------   ------------------------------
  Asset Allocation Fund        Index Asset Allocation Fund
 International Core Fund*       International Equity Fund
International Equity Fund    Diversified International Fund
Small Cap Disciplined Fund   Intrinsic Small Cap Value Fund
Mid Cap Disciplined Fund*      Special Mid Cap Value Fund

* At the time of the name change, it is expected that the Fund will make certain changes to its principal investments.

IV. CHANGE IN SUB-ADVISER AND OTHER INVESTMENT-RELATED CHANGES FOR SMALL CAP DISCIPLINED FUND

     The Board unanimously approved the replacement of the Fund's current sub-adviser with Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser. The proposed sub-advisory arrangement with MWCM is subject to approval by shareholders of the Fund. In order to seek the requisite shareholder approval, the Board has called a special meeting of shareholders of the Fund, at which time the shareholders will be asked to consider and vote on a proposal to approve an investment sub-advisory agreement with the new sub-adviser. This proposed new sub-advisory arrangement with MWCM, if approved by shareholders, is expected to occur by the end of the second quarter of 2010. Proxy materials will describe, among other things, the proposed agreement, the new sub-adviser and the investment-related changes referenced below, and are expected to be mailed to record date shareholders sometime in April, 2010. The proxy materials will also confirm the date, time and location of the special shareholder meeting.

     The Board also approved changes to the principal investment strategy and name of the Fund. In this regard, the Fund's proposed revised principal investment strategy and name are intended to more accurately reflect the small cap value style and process proposed to be followed by the new sub-adviser. These changes would take effect only in conjunction with the establishment of MWCM as the Fund's new sub-adviser, which, as noted above, is subject to shareholder approval.

     The foregoing is not a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-222-8222 or visit www.wellsfargo.com/advantagefunds. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission's website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

                                                                   LCR010-P101SP

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010
-------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND

CLASS/Ticker: Class A - SIFEX; Class B - SIFBX; Class C - SIFCX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Specialized Financial Services Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 23 and 25 of the Prospectus and "Additional Purchase and Redemption Information" on page 33 of the SAI.

 SHAREHOLDER FEES(fees paid directly
  from your investment)                     CLASS A       CLASS B        CLASS C
  Maximum sales charge (load) imposed        5.75%           None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                CLASS A       CLASS B       CLASS C
  Management Fees                           0.95%         0.95%         0.95%
  Distribution (12b-1) Fees                 0.00%         0.75%         0.75%
  Other Expenses                            0.73%         0.74%         0.72%
  TOTAL ANNUAL FUND OPERATING EXPENSES      1.68%         2.44%         2.42%
  Fee Waivers                               0.33%         0.34%         0.32%
  TOTAL ANNUAL FUND OPERATING EXPENSES      1.35%         2.10%         2.10%
  AFTER FEE WAIVER/1/

/1/ The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your shares at        $705        $1,044        $1,406        $2,422
  the end of the period)
 CLASS B (if you sell your shares at        $713        $1,028        $1,470        $2,471
  the end of the period)
 CLASS C (if you sell your shares at        $313        $  724        $1,262        $2,732
  the end of the period)
 CLASS A (if you do not sell your           $705        $1,044        $1,406        $2,422
  shares at the end of the period)
 CLASS B (if you do not sell your           $213        $  728        $1,270        $2,471
  shares at the end of the period)
 CLASS C (if you do not sell your           $213        $  724        $1,262        $2,732
  shares at the end of the period)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

We invest principally in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies).We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. In researching potential investments,we screen for companies based on fundamentals such as price to book ratio, price to earnings ratio, capital adequacy, and credit quality. In addition, we examine companies for growth potential, whether by new product introductions, geographic expansion, or merger and acquisition activities.We examine the current economic environment to determine which companies in the financial services sector are likely to benefit or be hurt by changes in the market environment or government regulatory actions.

We concentrate the Fund's investments in the financial services sector. We continuously monitor the Fund's existing holdings to determine if fundamentals have changed.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, and/or when a company's fundamentals change.

PRINCIPAL INVESTMENT RISKS
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

FINANCIAL SERVICES SECTOR RISK. The Fund concentrates its investments in the financial services sector and therefore may be more susceptible to financial, economic or market events impacting the financial services sector.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on July 2, 1962)/1/ AS OF 12/31 EACH
                                          YEAR
          (Returns do not reflect sales charges and would be lower if they did)
 2000   2001     2002     2003     2004   2005    2006    2007     2008    2009
20.94%  -2.89%  -13.69%  29.15%   7.32%   6.01%  18.68%  -16.29%  -53.95%  20.54%

             BEST AND WORST QUARTER
  Best Quarter:       Q3    2009       26.87%
  Worst Quarter:      Q4    2008      -35.46%

 AVERAGE ANNUAL TOTAL RETURNS
ASOF 12/31/09 (RETURNS REFLECT
  APPLICABLE SALES CHARGES)                    1 YEAR         5 YEARS        10 YEARS
 CLASS A (Incepted on July 2, 1962)             13.60%         -11.24%        -2.53%
  Returns Before Taxes
 CLASS A (Incepted on July 2, 1962)             13.33%         -12.29%        -4.37%
  Returns After Taxes on Distributions
 CLASS A (Incepted on July 2, 1962)              8.80%          -8.98%        -2.07%
  Returns After Taxes on Distributions
  and Sale of Fund Shares
 CLASS B (Incepted on May 1, 1997)              14.45%         -11.51%        -2.53%
  Returns Before Taxes
 CLASS C (Incepted on May 1, 1997)              20.25%         -10.70%        -2.67%
  Returns Before Taxes
 S&P 500 (Reg. TM) INDEX(reflects no            26.46%           0.42%         0.95%
  deduction for fees, expenses or taxes)
 S&P FINANCIAL INDEX(reflects no                17.22%         -11.56%        -2.61%
  deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Wells Capital    ALLEN J. AYVAZIAN, Portfolio Manager/2004
 Management       ALLEN E. WISNIEWSKI, CFA, Portfolio Manager/2004
 Incorporated

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page 21 of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

BUYING FUND SHARES                      TO PLACE ORDERS OR REDEEM SHARES
--------------------------------------  --------------------------------------------
MINIMUM INITIAL INVESTMENT              MAIL: WELLS FARGO ADVANTAGE FUNDS
Class A and Class C: $1,000             P.O. Box 8266
Class B shares are generally closed to  Boston, MA 02266-8266
new investment.                         INTERNET: www.wellsfargo.com/advantagefunds
MINIMUM ADDITIONAL INVESTMENT           PHONE OR WIRE: 1-800-222-8222
All Classes: $100                       IN PERSON: Investor Center
See HOW TO BUY SHARES beginning on      100 Heritage Reserve
page 33 of the
Prospectus                              Menomonee Falls,WI 53051.

                                        CONTACT YOUR FINANCIAL PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0301818/P1818
 4